J. NEIL MCMURDIE
VICE PRESIDENT AND SENIOR COUNSEL
PHONE: (860) 944-4114   EMAIL:  NEIL.MCMURDIE@VENERABLEANNUITY.COM

March 13, 2019
BY EDGARLINK

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Voya Insurance and Annuity Company and its Alger Separate Account A
Post-Effective Amendment to Registration Statement
Prospectus Title:  Alger Variable Universal Life
File Nos.:  033-27766 and 811-05790

Ladies and Gentlemen:

On behalf of Voya Insurance and Annuity Company (the “Company”) and its Alger Separate Account A (the “Account”) and under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), we are filing this letter solely for the purpose of obtaining a Series Identification Number for the Account and a Class Identification Number for the Alger Variable Universal Life contract.  Such identification numbers are required for the first time filing of Form N-CEN for the Account.

If you have any questions regarding this submission, please call the undersigned at (860) 944-4114.

Sincerely,

/s/ J. Neil McMurdie
J. Neil McMurdie